Accumulated Other Comprehensive Income - Changes in AOCI, including Reclassification Adjustments (Parenthetical) (Detail) (Fixed maturities, USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Equity [Line Items]
Net unrealized gains/losses on securities	$ (1,500.3)	$ 922.9	[1]
Valuation allowance on deferred tax assets
Equity [Line Items]
Net unrealized gains/losses on securities		$ 12.0

[1]	Amount includes $12.0 release of valuation allowance. See Income Taxes Note to these Condensed Consolidated Financial Statements for additional information.